Variable interest entities - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Trading assets	$ 9,908	$ 16,577
Other assets	971	1,187
Other liabilities	221	496
Nonredeemable noncontrolling interests	7	196
Variable Interest Entity, Primary Beneficiary | Investment Management Funds
Variable Interest Entity [Line Items]
Trading assets	203	443
Other assets	6	19
Total assets	209	462
Other liabilities	1	3
Total liabilities	1	3
Nonredeemable noncontrolling interests	7	196
Voting Model Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
VME classification of carrying amount, assets	86	187
VME classification of carrying amount, liabilities	1	2
Noncontrolling interest in VME	$ 7	$ 43